Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Charge/(credit) for the year:
Dividends paid	$ (13,268)	$ (17,851)	$ (7,901)
Current	4,514	3,965
Non-current	11,973	10,478
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	674	581
Dividends determined	13,420	17,720
Charge/(credit) for the year:
Underlying	156	493
Discounting	2	1
Exchange variations	(161)	122
Released during the year	(62)	(48)
Utilisation	(35)	(96)
Dividends paid	(13,268)	(17,851)
Divestment and demerger of subsidiaries and operations		(146)
Transfers and other movements	(18)	(102)
At the end of the financial year	769	674	$ 581
Current	384	356
Non-current	385	$ 318
Provision for dividends and other liabilities [member] | OZ Minerals Limited [member]
Disclosure of other provisions [line items]
Acquisition of subsidiaries and operations	$ 61